UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Asset ManagerSM

June 30, 2006

FAA-QTLY-0806

1.803291.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 42.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 0.3%
Fiat Spa (a)	506,400	$ 6,728
Harley-Davidson, Inc.	239,638	13,154
Renault SA	44,000	4,728
		24,610
Hotels, Restaurants & Leisure - 0.2%
Accor SA	42,700	2,599
Carnival Corp. unit	168,800	7,046
McDonald's Corp.	156,800	5,268
Royal Caribbean Cruises Ltd.	105,900	4,051
		18,964
Household Durables - 0.1%
Koninklijke Philips Electronics NV (NY Shares)	171,500	5,341
Nexity	61,500	3,573
Sony Corp.	91,100	4,012
Steinhoff International Holdings Ltd.	421,800	1,256
		14,182
Media - 2.4%
Clear Channel Communications, Inc.	5,107,291	158,071
Clear Channel Outdoor Holding, Inc. Class A	527,500	11,056
E.W. Scripps Co. Class A	106,531	4,596
News Corp. Class A	1,210,000	23,208
NTL, Inc.	248,550	6,189
Omnicom Group, Inc.	128,500	11,448
Viacom, Inc. Class B (non-vtg.) (a)	117,600	4,215
		218,783
Specialty Retail - 2.2%
Home Depot, Inc.	5,391,400	192,958
TJX Companies, Inc.	498,300	11,391
		204,349
TOTAL CONSUMER DISCRETIONARY		480,888
CONSUMER STAPLES - 4.3%
Beverages - 0.1%
Pernod Ricard SA	36,400	7,217
Food & Staples Retailing - 3.1%
Aeon Co. Ltd.	363,600	7,976
CVS Corp.	3,132,700	96,174
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	137,000	$ 3,562
Shinsegae Co. Ltd.	4,552	2,279
Wal-Mart Stores, Inc.	3,723,500	179,361
		289,352
Food Products - 0.1%
Koninklijke Numico NV	120,500	5,409
Household Products - 0.1%
Colgate-Palmolive Co.	36,200	2,168
Reckitt Benckiser PLC	128,100	4,786
		6,954
Personal Products - 0.3%
Alberto-Culver Co.	541,700	26,392
Avon Products, Inc.	189,511	5,875
		32,267
Tobacco - 0.6%
Altria Group, Inc.	775,500	56,945
TOTAL CONSUMER STAPLES		398,144
ENERGY - 2.4%
Energy Equipment & Services - 1.4%
Compagnie Generale de Geophysique SA (a)	31,400	5,419
Diamond Offshore Drilling, Inc.	571,980	48,006
ENSCO International, Inc.	519,100	23,889
GlobalSantaFe Corp.	751,601	43,405
Transocean, Inc. (a)	74,400	5,976
		126,695
Oil, Gas & Consumable Fuels - 1.0%
Canadian Natural Resources Ltd.	170,800	9,443
Chesapeake Energy Corp.	374,400	11,326
ConocoPhillips	198,300	12,995
Exxon Mobil Corp.	53,200	3,264
Houston Exploration Co. (a)	99,300	6,076
Hugoton Royalty Trust	6,890	205
Norsk Hydro ASA	200,700	5,361
OMV AG	97,600	5,812
Quicksilver Resources, Inc. (a)	213,200	7,848
Talisman Energy, Inc.	484,500	8,455
Total SA sponsored ADR	122,400	8,020
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	128,200	$ 7,598
XTO Energy, Inc.	182,700	8,088
		94,491
TOTAL ENERGY		221,186
FINANCIALS - 9.4%
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	288,000	3,433
Goldman Sachs Group, Inc.	153,000	23,016
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	476,100	10,593
Merrill Lynch & Co., Inc.	415,846	28,926
Nikko Cordial Corp.	489,000	6,256
Nuveen Investments, Inc. Class A	67,600	2,910
UBS AG (NY Shares)	98,500	10,805
		85,939
Commercial Banks - 1.1%
Banca Intesa Spa	714,288	4,183
BNP Paribas SA	79,200	7,583
Daegu Bank Co. Ltd.	163,210	2,925
Deutsche Postbank AG (d)	49,900	3,591
Finansbank AS	600,000	2,919
HSBC Holdings PLC (Hong Kong) (Reg.)	220,000	3,887
Kookmin Bank sponsored ADR	46,800	3,887
Nedbank Group Ltd.	130,100	2,050
Societe Generale Series A	61,800	9,091
Sumitomo Mitsui Financial Group, Inc.	903	9,549
Synovus Financial Corp.	107,558	2,880
Unicredito Italiano Spa	866,600	6,788
Wachovia Corp.	681,634	36,863
Wells Fargo & Co.	24,700	1,657
		97,853
Consumer Finance - 0.2%
Capital One Financial Corp.	67,900	5,802
Credit Saison Co. Ltd.	106,200	5,030
ORIX Corp.	29,340	7,167
		17,999
Diversified Financial Services - 2.0%
Bank of America Corp.	3,045,764	146,501
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	659,766	$ 31,827
FirstRand Ltd.	844,600	1,991
ING Groep NV (Certificaten Van Aandelen)	168,600	6,629
		186,948
Insurance - 4.7%
ACE Ltd.	587,600	29,727
AFLAC, Inc.	22,100	1,024
Allianz AG (Reg.)	40,800	6,446
AMBAC Financial Group, Inc.	162,000	13,138
American International Group, Inc.	3,513,969	207,500
AXA SA	202,800	6,657
AXA SA rights 6/30/06 (a)	202,800	171
Benfield Group PLC	540,300	3,445
Hartford Financial Services Group, Inc.	942,680	79,751
MBIA, Inc.	285,700	16,728
MetLife, Inc.	533,400	27,315
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	49,200	6,722
Swiss Reinsurance Co. (Reg.)	148,449	10,376
T&D Holdings, Inc.	39,050	3,157
The Chubb Corp.	468,908	23,399
Transatlantic Holdings, Inc.	52,500	2,935
		438,491
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	188,000	4,083
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	516,400	24,839
Golden West Financial Corp., Delaware	173,900	12,903
		37,742
TOTAL FINANCIALS		869,055
HEALTH CARE - 8.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	413,376	26,965
Biogen Idec, Inc. (a)	446,365	20,680
		47,645
Health Care Equipment & Supplies - 0.1%
Synthes, Inc.	68,894	8,312
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.9%
Cardinal Health, Inc.	4,199,480	$ 270,158
UnitedHealth Group, Inc.	9,570	429
		270,587
Pharmaceuticals - 5.2%
Eli Lilly & Co.	138,500	7,655
Johnson & Johnson	2,999,100	179,706
Merck & Co., Inc.	234,900	8,557
Novartis AG (Reg.)	162,353	8,754
Pfizer, Inc.	3,184,600	74,743
Roche Holding AG (participation certificate)	87,425	14,453
Sanofi-Aventis sponsored ADR	112,700	5,488
Wyeth	4,033,200	179,114
		478,470
TOTAL HEALTH CARE		805,014
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
BAE Systems PLC	940,700	6,433
Honeywell International, Inc.	385,220	15,524
Lockheed Martin Corp.	189,700	13,609
Raytheon Co. warrants 6/16/11 (a)	34,384	435
		36,001
Building Products - 0.1%
Pfleiderer AG	186,425	5,235
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	10,330	600
Citiraya Industries Ltd. (a)	716,000	0
Techem AG	92,900	4,302
		4,902
Electrical Equipment - 0.1%
Schneider Electric SA	44,300	4,618
Sumitomo Electric Industries Ltd.	322,300	4,721
		9,339
Industrial Conglomerates - 2.2%
3M Co.	446,000	36,023
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	4,688,960	$ 154,548
Tyco International Ltd.	426,000	11,715
		202,286
Machinery - 0.5%
Atlas Copco AB (A Shares)	192,500	5,350
Fanuc Ltd.	45,600	4,097
Heidelberger Druckmaschinen AG	152,200	6,921
Ingersoll-Rand Co. Ltd. Class A	731,500	31,294
Metso Corp. sponsored ADR	69,200	2,503
		50,165
Marine - 0.0%
Alexander & Baldwin, Inc.	20,600	912
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.	21,100	1,672
TOTAL INDUSTRIALS		310,512
INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	2,405,614	46,982
Comverse Technology, Inc. (a)	108,269	2,140
Juniper Networks, Inc. (a)	649,000	10,378
Motorola, Inc.	1,558,486	31,403
		90,903
Computers & Peripherals - 0.9%
Dell, Inc. (a)	1,227,200	29,956
EMC Corp. (a)	803,300	8,812
International Business Machines Corp.	588,700	45,224
		83,992
Electronic Equipment & Instruments - 0.0%
Hoya Corp.	134,000	4,766
IT Services - 0.2%
First Data Corp.	235,000	10,584
Infosys Technologies Ltd.	77,309	5,188
		15,772
Office Electronics - 0.1%
Neopost SA (d)	60,500	6,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Semiconductor Engineering, Inc.	5,779,000	$ 5,711
Analog Devices, Inc.	124,500	4,001
Applied Materials, Inc.	1,425,700	23,210
ATI Technologies, Inc. (a)	266,400	3,884
Intel Corp.	2,184,600	41,398
KLA-Tencor Corp.	164,500	6,838
Lam Research Corp. (a)	239,300	11,156
Linear Technology Corp.	51,350	1,720
Novellus Systems, Inc. (a)	191,300	4,725
Renewable Energy Corp. AS	150,100	2,146
Samsung Electronics Co. Ltd.	14,500	9,216
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	559,508	5,136
Xilinx, Inc.	52,800	1,196
		120,337
Software - 1.8%
BEA Systems, Inc. (a)	731,852	9,580
Microsoft Corp.	4,029,915	93,897
Oracle Corp. (a)	2,202,000	31,907
Symantec Corp. (a)	2,144,272	33,322
		168,706
TOTAL INFORMATION TECHNOLOGY		491,372
MATERIALS - 0.3%
Chemicals - 0.3%
Nitto Denko Corp.	98,400	7,009
Praxair, Inc.	93,800	5,065
Shin-Etsu Chemical Co. Ltd.	82,400	4,479
Syngenta AG (Switzerland)	40,011	5,313
Tokuyama Corp.	53,000	787
		22,653
Metals & Mining - 0.0%
BHP Billiton Ltd.	164,600	3,545
TOTAL MATERIALS		26,198
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	6,909,500	192,706
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Corp.	877,700	$ 31,773
Embarq Corp. (a)	2,910	119
Qwest Communications International, Inc. (a)	3,917,800	31,695
Verizon Communications, Inc.	57,900	1,939
		258,232
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	831,403	16,620
TOTAL TELECOMMUNICATION SERVICES		274,852
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	90,300	10,389
TOTAL COMMON STOCKS (Cost $3,423,784)		3,887,610
Convertible Bonds - 0.2%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 11,550	17,613
TOTAL CONVERTIBLE BONDS (Cost $11,550)		17,613
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 4.61% to 4.96% 7/6/06 to 9/28/06 (e) (Cost $37,178)	37,440	37,190
Fixed-Income Funds - 41.4%
	Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (g)	2,784,522	$ 278,926
Fidelity High Income Central Investment Portfolio 1 (g)	3,440,839	332,110
Fidelity Tactical Income Central Investment Portfolio (g)	33,630,447	3,227,514
TOTAL FIXED-INCOME FUNDS (Cost $3,887,822)		3,838,550
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 5.11% (b)	1,056,637,111	1,056,637
Fidelity Money Market Central Fund, 5.23% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	10,539,275	10,539
TOTAL MONEY MARKET FUNDS (Cost $1,492,189)		1,492,189
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $8,852,523)		9,273,152
NET OTHER ASSETS - (0.1)%		(12,397)
NET ASSETS - 100%		$ 9,260,755
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
678 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 31,760	$ 1,554
288 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	31,028	1,119
1,976 S&P 500 Index Contracts	Sept. 2006	632,024	1,031
226 TOPIX 150 Index Contracts (Japan)	Sept. 2006	31,394	1,993
TOTAL EQUITY INDEX CONTRACTS		$ 726,206	$ 5,697

The face value of futures purchased as a percentage of net assets - 7.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $37,190,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,593,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 11,903

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40,293
Fidelity Floating Rate Central Investment Portfolio	9,762
Fidelity High Income Central Investment Portfolio 1	29,622
Fidelity Money Market Central Fund	14,477
Fidelity Securities Lending Cash Central Fund	579
Fidelity Tactical Income Central Investment Portfolio	96,791
Total	$ 191,524

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 182,785	$ 97,401	$ -	$ 278,926	22.1%
Fidelity High Income Central Investment Portfolio 1	542,035	-	207,390	332,110	49.0%
Fidelity Tactical Income Central Investment Portfolio	2,504,314	799,992	-	3,227,514	66.7%
Total	$ 3,229,134	$ 897,393	$ 207,390	$ 3,838,550
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $8,866,026,000. Net unrealized appreciation aggregated $407,126,000, of which $642,358,000 related to appreciated investment securities and $235,232,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Aggressive®

June 30, 2006

AGG-QTLY-0806

1.803292.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Automobiles - 0.6%
Fiat Spa (a)	79,500	$ 1,056,219
General Motors Corp.	10,800	321,732
Renault SA	6,700	719,934
Toyota Motor Corp.	7,000	366,065
		2,463,950
Hotels, Restaurants & Leisure - 0.9%
Accor SA	6,400	389,614
International Game Technology	25,200	956,088
Kerzner International Ltd. (a)	8,100	642,168
Starwood Hotels & Resorts Worldwide, Inc.	20,700	1,249,038
Vail Resorts, Inc. (a)	16,300	604,730
		3,841,638
Household Durables - 0.7%
Garmin Ltd.	5,200	548,288
Koninklijke Philips Electronics NV (NY Shares)	25,300	787,842
Nexity	9,500	551,962
Sony Corp.	13,500	594,540
Sony Corp. sponsored ADR	7,800	343,512
Steinhoff International Holdings Ltd.	64,700	192,656
		3,018,800
Media - 1.5%
Grupo Televisa SA de CV (CPO) sponsored ADR	18,000	347,580
Live Nation, Inc. (a)	12,900	262,644
News Corp.:
Class A	56,724	1,087,966
Class B	80,300	1,620,454
NTL, Inc.	10,800	268,920
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	12,500	124,750
The Walt Disney Co.	48,000	1,440,000
Univision Communications, Inc. Class A (a)	40,300	1,350,050
		6,502,364
Multiline Retail - 1.1%
Federated Department Stores, Inc.	64,000	2,342,400
JCPenney Co., Inc.	17,600	1,188,176
Marks & Spencer Group PLC	36,200	393,018
Nordstrom, Inc.	7,800	284,700
Sears Holdings Corp. (a)	4,000	619,360
		4,827,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	9,500	$ 412,110
Best Buy Co., Inc.	15,850	869,214
Circuit City Stores, Inc.	37,200	1,012,584
Home Depot, Inc.	35,500	1,270,545
J. Crew Group, Inc.	9,700	266,265
Lowe's Companies, Inc.	5,000	303,350
OfficeMax, Inc.	15,800	643,850
Staples, Inc.	30,000	729,600
Too, Inc. (a)	12,200	468,358
		5,975,876
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	19,400	1,065,060
Valentino Fashion Group Spa	4,900	142,348
		1,207,408
TOTAL CONSUMER DISCRETIONARY		27,837,690
CONSUMER STAPLES - 6.1%
Beverages - 1.1%
PepsiCo, Inc.	58,200	3,494,328
Pernod Ricard SA	5,700	1,130,173
		4,624,501
Food & Staples Retailing - 2.0%
Aeon Co. Ltd.	57,100	1,252,532
CVS Corp.	50,400	1,547,280
Kroger Co.	49,800	1,088,628
Safeway, Inc.	43,100	1,120,600
Shinsegae Co. Ltd.	694	347,475
Wal-Mart Stores, Inc.	30,300	1,459,551
Walgreen Co.	39,400	1,766,696
		8,582,762
Food Products - 0.3%
Koninklijke Numico NV	18,800	843,878
Lindt & Spruengli AG (participation certificate)	252	498,640
		1,342,518
Household Products - 1.3%
Colgate-Palmolive Co.	37,200	2,228,280
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Procter & Gamble Co.	49,800	$ 2,768,880
Reckitt Benckiser PLC	19,800	739,746
		5,736,906
Personal Products - 0.3%
Avon Products, Inc.	28,500	883,500
L'Oreal SA	2,800	264,513
		1,148,013
Tobacco - 1.1%
Altria Group, Inc.	63,100	4,633,433
TOTAL CONSUMER STAPLES		26,068,133
ENERGY - 6.7%
Energy Equipment & Services - 1.6%
Compagnie Generale de Geophysique SA (a)	4,900	845,564
Diamond Offshore Drilling, Inc.	3,000	251,790
GlobalSantaFe Corp.	3,600	207,900
Halliburton Co.	23,900	1,773,619
National Oilwell Varco, Inc. (a)	24,300	1,538,676
Schlumberger Ltd. (NY Shares)	34,600	2,252,806
		6,870,355
Oil, Gas & Consumable Fuels - 5.1%
Canadian Natural Resources Ltd.	26,100	1,443,064
ConocoPhillips	15,400	1,009,162
CONSOL Energy, Inc.	12,000	560,640
Exxon Mobil Corp.	127,100	7,797,585
Norsk Hydro ASA	31,300	836,023
Occidental Petroleum Corp.	27,000	2,768,850
OMV AG	15,100	899,156
Quicksilver Resources, Inc. (a)	16,800	618,408
Talisman Energy, Inc.	74,100	1,293,083
Total SA:
Series B (e)	19,100	1,251,432
sponsored ADR	8,100	530,712
Ultra Petroleum Corp. (a)	18,700	1,108,349
Valero Energy Corp.	23,300	1,549,916
		21,666,380
TOTAL ENERGY		28,536,735
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.9%
Capital Markets - 2.3%
Daiwa Securities Group, Inc.	61,000	$ 727,149
E*TRADE Financial Corp. (a)	34,800	794,136
Goldman Sachs Group, Inc.	4,900	737,107
KKR Private Equity Investors, L.P. Restricted Depositary Units (h)	31,500	700,875
Merrill Lynch & Co., Inc.	36,000	2,504,160
Nikko Cordial Corp.	73,500	940,389
Nomura Holdings, Inc.	17,800	334,640
State Street Corp.	25,200	1,463,868
UBS AG (NY Shares)	15,500	1,700,350
		9,902,674
Commercial Banks - 3.4%
Banca Intesa Spa	109,200	639,495
BNP Paribas SA	12,100	1,158,552
Daegu Bank Co. Ltd.	25,780	461,958
Deutsche Postbank AG (e)	7,700	554,152
Finansbank AS	94,000	457,378
HSBC Holdings PLC (Hong Kong) (Reg.)	35,200	621,984
Kookmin Bank sponsored ADR	7,300	606,338
Mizuho Financial Group, Inc.	74	626,664
Nedbank Group Ltd.	19,800	312,050
PNC Financial Services Group, Inc.	6,200	435,054
Societe Generale Series A	9,700	1,426,948
Standard Chartered PLC (United Kingdom)	31,971	780,542
Sumitomo Mitsui Financial Group, Inc.	92	972,864
U.S. Bancorp, Delaware	23,700	731,856
Unicredito Italiano Spa	132,500	1,037,812
Wells Fargo & Co.	56,800	3,810,144
		14,633,791
Consumer Finance - 1.2%
American Express Co.	41,400	2,203,308
Capital One Financial Corp.	13,000	1,110,850
Credit Saison Co. Ltd.	16,000	757,876
ORIX Corp.	4,480	1,094,306
		5,166,340
Diversified Financial Services - 3.7%
African Bank Investments Ltd.	61,500	240,082
Bank of America Corp.	125,900	6,055,790
Citigroup, Inc.	73,600	3,550,464
FirstRand Ltd.	58,600	138,123
ING Groep NV sponsored ADR	27,500	1,081,300
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc.	14,800	$ 857,512
JPMorgan Chase & Co.	93,900	3,943,800
		15,867,071
Insurance - 3.4%
ACE Ltd.	15,100	763,909
Allianz AG (Reg.)	6,400	1,011,200
AMBAC Financial Group, Inc.	7,800	632,580
American International Group, Inc.	67,900	4,009,495
AXA SA	30,500	1,001,140
AXA SA rights 6/30/06 (a)	30,500	25,750
Benfield Group PLC	56,300	358,987
Hartford Financial Services Group, Inc.	19,400	1,641,240
Lincoln National Corp.	19,200	1,083,648
MetLife, Inc.	18,900	967,869
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	7,500	1,024,735
Prudential Financial, Inc.	21,400	1,662,780
T&D Holdings, Inc.	6,100	493,118
		14,676,451
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	30,300	1,355,319
Vornado Realty Trust	8,800	858,440
		2,213,759
Real Estate Management & Development - 0.2%
Capital & Regional PLC	336	6,286
Mitsui Fudosan Co. Ltd.	29,000	629,801
		636,087
Thrifts & Mortgage Finance - 1.2%
Freddie Mac	30,500	1,738,805
Golden West Financial Corp., Delaware	40,000	2,968,000
Washington Mutual, Inc. (e)	13,000	592,540
		5,299,345
TOTAL FINANCIALS		68,395,518
HEALTH CARE - 9.2%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	2,700	97,524
Alnylam Pharmaceuticals, Inc. (a)	8,100	122,148
Amgen, Inc. (a)	11,114	724,966
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	26,000	$ 1,204,580
Celgene Corp. (a)	4,300	203,949
Genentech, Inc. (a)	24,200	1,979,560
Gilead Sciences, Inc. (a)	16,000	946,560
Myogen, Inc. (a)	13,000	377,000
Vertex Pharmaceuticals, Inc. (a)	13,100	480,901
		6,137,188
Health Care Equipment & Supplies - 2.1%
Advanced Medical Optics, Inc. (a)	19,100	968,370
ArthroCare Corp. (a)	12,800	537,728
Aspect Medical Systems, Inc. (a)	18,600	324,384
Baxter International, Inc.	33,300	1,224,108
Becton, Dickinson & Co.	26,100	1,595,493
C.R. Bard, Inc.	21,100	1,545,786
Conor Medsystems, Inc. (a)	29,845	823,424
Greatbatch, Inc. (a)	31,300	738,680
Inverness Medical Innovations, Inc. (a)	2,100	59,283
Synthes, Inc.	10,821	1,305,601
		9,122,857
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	19,200	1,031,040
UnitedHealth Group, Inc.	45,500	2,037,490
Visicu, Inc.	300	5,295
		3,073,825
Health Care Technology - 0.3%
Emdeon Corp. (a)	42,400	526,184
WebMD Health Corp. Class A	10,500	496,650
		1,022,834
Life Sciences Tools & Services - 0.2%
Millipore Corp. (a)	12,000	755,880
Pharmaceuticals - 4.5%
Allergan, Inc.	20,600	2,209,556
Elan Corp. PLC sponsored ADR (a)	34,700	579,490
Eli Lilly & Co.	6,300	348,201
Johnson & Johnson	88,300	5,290,936
Merck & Co., Inc.	42,500	1,548,275
New River Pharmaceuticals, Inc. (a)	7,000	199,500
Novartis AG:
(Reg.)	24,766	1,335,383
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG: - continued
sponsored ADR	9,600	$ 517,632
Pfizer, Inc.	75,400	1,769,638
Roche Holding AG (participation certificate)	13,336	2,204,667
Sanofi-Aventis sponsored ADR	17,700	861,990
Wyeth	54,300	2,411,463
		19,276,731
TOTAL HEALTH CARE		39,389,315
INDUSTRIALS - 8.2%
Aerospace & Defense - 2.4%
BAE Systems PLC	141,500	967,678
DRS Technologies, Inc.	11,600	565,500
EADS NV	15,900	456,820
Goodrich Corp.	18,400	741,336
Hexcel Corp. (a)	40,300	633,113
Honeywell International, Inc.	52,000	2,095,600
Ionatron, Inc. (a)	29,100	184,785
L-3 Communications Holdings, Inc.	5,100	384,642
Precision Castparts Corp.	6,000	358,560
Raytheon Co.	21,500	958,255
Rolls-Royce Group PLC	52,900	405,063
United Technologies Corp.	38,200	2,422,644
		10,173,996
Air Freight & Logistics - 0.5%
FedEx Corp.	15,150	1,770,429
UTI Worldwide, Inc.	9,364	236,254
		2,006,683
Airlines - 0.2%
AMR Corp. (a)	15,500	394,010
UAL Corp. (a)	14,500	449,790
		843,800
Building Products - 0.2%
Pfleiderer AG	28,075	788,302
Commercial Services & Supplies - 0.5%
Kenexa Corp.	5,800	184,730
Robert Half International, Inc.	26,170	1,099,140
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Services Acquisition Corp. International (a)	48,900	$ 484,110
Techem AG	9,300	430,655
		2,198,635
Construction & Engineering - 0.2%
Fluor Corp.	8,100	752,733
Electrical Equipment - 0.6%
Cooper Industries Ltd. Class A	13,700	1,273,004
Schneider Electric SA	6,700	698,507
Sumitomo Electric Industries Ltd.	50,600	741,146
		2,712,657
Industrial Conglomerates - 2.4%
3M Co.	11,600	936,932
General Electric Co.	261,700	8,625,630
Smiths Group PLC	30,200	497,681
Textron, Inc.	4,200	387,156
		10,447,399
Machinery - 0.8%
Atlas Copco AB (A Shares)	29,000	806,048
Caterpillar, Inc.	5,840	434,963
Fanuc Ltd.	7,100	637,868
Heidelberger Druckmaschinen AG	23,500	1,068,676
Metso Corp. sponsored ADR	10,900	394,253
		3,341,808
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	4,500	356,625
Norfolk Southern Corp.	12,850	683,877
		1,040,502
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	3,900	269,100
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	19,800	630,630
TOTAL INDUSTRIALS		35,206,245
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.3%
CIENA Corp. (a)	161,000	774,410
Cisco Systems, Inc. (a)	107,300	2,095,569
Comverse Technology, Inc. (a)	19,100	377,607
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc. (a)	33,200	$ 803,108
Harris Corp.	22,100	917,371
Juniper Networks, Inc. (a)	15,300	244,647
Lucent Technologies, Inc. (a)	147,700	357,434
Motorola, Inc.	107,500	2,166,125
Nokia Corp. sponsored ADR	26,300	532,838
Nortel Networks Corp. (a)	59,700	133,536
QUALCOMM, Inc.	42,900	1,719,003
		10,121,648
Computers & Peripherals - 1.6%
Apple Computer, Inc. (a)	13,700	782,544
Concurrent Computer Corp. (a)	134,400	350,784
EMC Corp. (a)	22,700	249,019
Hewlett-Packard Co.	108,800	3,446,784
International Business Machines Corp.	11,900	914,158
Network Appliance, Inc. (a)	14,700	518,910
Sun Microsystems, Inc. (a)	129,500	537,425
		6,799,624
Electronic Equipment & Instruments - 0.4%
Amphenol Corp. Class A	16,600	928,936
Hoya Corp.	21,000	746,952
		1,675,888
Internet Software & Services - 0.9%
eBay, Inc. (a)	35,500	1,039,795
Google, Inc. Class A (sub. vtg.) (a)	6,723	2,819,156
Yahoo!, Inc. (a)	4,520	149,160
		4,008,111
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	12,900	869,073
First Data Corp.	40,600	1,828,624
NCI, Inc. Class A	44,400	581,640
SI International, Inc. (a)	33,500	1,027,110
SRA International, Inc. Class A (a)	26,500	705,695
		5,012,142
Office Electronics - 0.2%
Neopost SA	9,200	1,048,586
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Semiconductor Engineering, Inc.	882,000	871,690
Analog Devices, Inc.	26,900	864,566
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Materials, Inc.	11,700	$ 190,476
Applied Micro Circuits Corp. (a)	64,505	176,099
ATI Technologies, Inc. (a)	41,800	609,405
Broadcom Corp. Class A (a)	3,950	118,698
FormFactor, Inc. (a)	18,900	843,507
Freescale Semiconductor, Inc. Class A (a)	15,500	449,500
Intel Corp.	81,400	1,542,530
Linear Technology Corp.	17,000	569,330
Marvell Technology Group Ltd. (a)	20,000	886,600
National Semiconductor Corp.	16,700	398,295
Renewable Energy Corp. AS	22,600	323,174
Samsung Electronics Co. Ltd.	2,210	1,404,691
Texas Instruments, Inc.	15,200	460,408
		9,708,969
Software - 1.5%
BEA Systems, Inc. (a)	5,458	71,445
Citrix Systems, Inc. (a)	11,800	473,652
Mercury Interactive Corp. (a)	17,700	618,969
Microsoft Corp.	167,600	3,905,080
Oracle Corp. (a)	57,300	830,277
Red Hat, Inc. (a)	21,700	507,780
		6,407,203
TOTAL INFORMATION TECHNOLOGY		44,782,171
MATERIALS - 1.6%
Chemicals - 1.2%
Monsanto Co.	14,200	1,195,498
Nitto Denko Corp.	15,000	1,068,385
Praxair, Inc.	22,100	1,193,400
Shin-Etsu Chemical Co. Ltd.	12,500	679,484
Syngenta AG sponsored ADR	31,100	826,016
Tokuyama Corp.	8,000	118,855
		5,081,638
Metals & Mining - 0.4%
Apex Silver Mines Ltd. (a)	13,000	195,650
BHP Billiton Ltd. sponsored ADR	13,200	568,524
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	6,400	$ 739,200
Titanium Metals Corp. (a)	10,700	367,866
		1,871,240
TOTAL MATERIALS		6,952,878
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	147,000	4,099,830
Qwest Communications International, Inc. (a)	200,600	1,622,854
Verizon Communications, Inc.	109,400	3,663,806
		9,386,490
Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	26,800	925,672
Sprint Nextel Corp.	36,600	731,634
		1,657,306
TOTAL TELECOMMUNICATION SERVICES		11,043,796
UTILITIES - 1.2%
Electric Utilities - 0.8%
E.ON AG	13,800	1,587,690
E.ON AG sponsored ADR	19,900	763,165
Entergy Corp.	7,400	523,550
Exelon Corp.	13,600	772,888
		3,647,293
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	5,300	255,354
TXU Corp.	21,100	1,261,569
		1,516,923
TOTAL UTILITIES		5,164,216
TOTAL COMMON STOCKS (Cost $285,641,991)		293,376,697
Corporate Bonds - 0.1%
	Principal Amount	Value
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 0.25% 5/1/13	$ 210,000	$ 208,719
Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 7.9% 12/15/09 (d)	720,000	207,936
Northwest Airlines, Inc. 7.875% 3/15/08 (d)	200,000	100,500
		308,436
TOTAL CORPORATE BONDS (Cost $504,000)		517,155
U.S. Treasury Obligations - 0.7%

U.S. Treasury Bills, yield at date of purchase 4.61% to 4.94% 7/6/06 to 9/28/06 (f) (Cost $3,154,055)	3,180,000	3,155,232
Fixed-Income Funds - 14.4%
	Shares
Fidelity High Income Central Investment Portfolio 1 (g)	274,212	26,466,913
Fidelity Tactical Income Central Investment Portfolio (g)	364,685	34,998,819
TOTAL FIXED-INCOME FUNDS (Cost $61,468,813)		61,465,732
Money Market Funds - 16.2%
Fidelity Cash Central Fund, 5.11% (b)	68,345,804	68,345,804
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	892,325	892,325
TOTAL MONEY MARKET FUNDS (Cost $69,238,129)		69,238,129
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $420,006,988)		427,752,945
NET OTHER ASSETS - 0.2%		993,255
NET ASSETS - 100%		$ 428,746,200
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
48 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 2,188,167	$ 19,809
21 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	2,220,160	7,818
172 S&P 500 Index Contracts	Sept. 2006	55,014,200	376,615
13 TOPIX 150 Index Contracts (Japan)	Sept. 2006	1,704,788	(1,715)
TOTAL EQUITY INDEX CONTRACTS		$ 61,127,315	$ 402,527

The face value of futures purchased as a percentage of net assets - 14.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,155,232.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $700,875 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 787,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,931,751
Fidelity High Income Central Investment Portfolio 1	1,567,354
Fidelity Securities Lending Cash Central Fund	37,780
Fidelity Tactical Income Central Investment Portfolio	171,554
Total	$ 3,708,439

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Investment Portfolio 1	$ 25,707,798	$ 7,002,158	$ 5,995,015	$ 26,466,913	3.9%
Fidelity Tactical Income Central Investment Portfolio	-	35,043,553	-	34,998,819	0.7%
Total	$ 25,707,798	$ 42,045,711	$ 5,995,015	$ 61,465,732
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $420,466,659. Net unrealized appreciation aggregated $7,286,286, of which $19,329,364 related to appreciated investment securities and $12,043,078 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Growth®

June 30, 2006

AMG-QTLY-0806

1.818368.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.3%
Fiat Spa (a)	211,300	$ 2,807
Harley-Davidson, Inc.	114,762	6,299
Renault SA	17,500	1,880
		10,986
Hotels, Restaurants & Leisure - 0.3%
Accor SA	19,300	1,175
Carnival Corp. unit	91,900	3,836
McDonald's Corp.	79,358	2,666
Royal Caribbean Cruises Ltd.	50,100	1,916
		9,593
Household Durables - 0.2%
Koninklijke Philips Electronics NV (NY Shares)	67,300	2,096
Nexity	25,800	1,499
Sony Corp. sponsored ADR	36,800	1,621
Steinhoff International Holdings Ltd.	167,400	498
		5,714
Media - 3.6%
Clear Channel Communications, Inc.	2,582,149	79,918
Clear Channel Outdoor Holding, Inc. Class A	270,700	5,674
E.W. Scripps Co. Class A	58,800	2,537
News Corp. Class A	616,400	11,823
NTL, Inc.	103,750	2,583
Omnicom Group, Inc.	65,400	5,826
Viacom, Inc. Class B (non-vtg.) (a)	59,900	2,147
		110,508
Specialty Retail - 3.3%
Home Depot, Inc.	2,725,800	97,556
TJX Companies, Inc.	252,980	5,783
		103,339
TOTAL CONSUMER DISCRETIONARY		240,140
CONSUMER STAPLES - 6.4%
Beverages - 0.1%
Pernod Ricard SA	15,200	3,014
Food & Staples Retailing - 4.7%
Aeon Co. Ltd.	151,700	3,328
CVS Corp.	1,559,300	47,871
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc.	68,800	$ 1,789
Shinsegae Co. Ltd.	1,793	898
Wal-Mart Stores, Inc.	1,882,500	90,680
		144,566
Food Products - 0.1%
Koninklijke Numico NV	50,300	2,258
Household Products - 0.1%
Colgate-Palmolive Co.	18,100	1,084
Reckitt Benckiser PLC	53,700	2,006
		3,090
Personal Products - 0.5%
Alberto-Culver Co.	272,655	13,284
Avon Products, Inc.	96,500	2,992
		16,276
Tobacco - 0.9%
Altria Group, Inc.	394,880	28,996
TOTAL CONSUMER STAPLES		198,200
ENERGY - 3.5%
Energy Equipment & Services - 2.1%
Compagnie Generale de Geophysique SA (a)	13,143	2,268
Diamond Offshore Drilling, Inc.	291,200	24,440
ENSCO International, Inc.	264,316	12,164
GlobalSantaFe Corp.	382,673	22,099
Transocean, Inc. (a)	37,700	3,028
		63,999
Oil, Gas & Consumable Fuels - 1.4%
Canadian Natural Resources Ltd.	67,800	3,749
Chesapeake Energy Corp.	187,600	5,675
ConocoPhillips	104,600	6,854
Exxon Mobil Corp.	27,300	1,675
Houston Exploration Co. (a)	51,200	3,133
Hugoton Royalty Trust	3,552	105
Norsk Hydro ASA	83,800	2,238
OMV AG	40,900	2,435
Quicksilver Resources, Inc. (a)	109,900	4,045
Talisman Energy, Inc.	192,400	3,357
Total SA Series B	49,700	3,256
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	64,200	$ 3,805
XTO Energy, Inc.	91,600	4,055
		44,382
TOTAL ENERGY		108,381
FINANCIALS - 13.8%
Capital Markets - 1.3%
Daiwa Securities Group, Inc.	121,000	1,442
Goldman Sachs Group, Inc.	77,600	11,673
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	244,700	5,445
Merrill Lynch & Co., Inc.	211,700	14,726
Nikko Cordial Corp.	197,000	2,520
Nuveen Investments, Inc. Class A	34,800	1,498
UBS AG (NY Shares)	41,100	4,509
		41,813
Commercial Banks - 1.4%
Banca Intesa Spa	283,600	1,661
BNP Paribas SA	31,700	3,035
Daegu Bank Co. Ltd.	70,780	1,268
Deutsche Postbank AG	20,900	1,504
Finansbank AS	251,000	1,221
HSBC Holdings PLC (Hong Kong) (Reg.)	92,000	1,626
Kookmin Bank sponsored ADR	19,600	1,628
Nedbank Group Ltd.	51,600	813
Societe Generale Series A	25,800	3,795
Sumitomo Mitsui Financial Group, Inc.	361	3,817
Synovus Financial Corp.	55,242	1,479
Unicredito Italiano Spa	344,100	2,695
Wachovia Corp.	347,036	18,768
Wells Fargo & Co.	11,600	778
		44,088
Consumer Finance - 0.3%
Capital One Financial Corp.	37,600	3,213
Credit Saison Co. Ltd.	42,800	2,027
ORIX Corp.	11,670	2,851
		8,091
Diversified Financial Services - 3.0%
Bank of America Corp.	1,550,214	74,565
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	336,033	$ 16,210
FirstRand Ltd.	335,200	790
ING Groep NV (Certificaten Van Aandelen)	67,100	2,638
		94,203
Insurance - 7.1%
ACE Ltd.	299,240	15,139
AFLAC, Inc.	11,200	519
Allianz AG (Reg.)	17,000	2,686
AMBAC Financial Group, Inc.	82,500	6,691
American International Group, Inc.	1,776,600	104,908
AXA SA	81,700	2,682
AXA SA rights 6/30/06 (a)	81,700	69
Benfield Group PLC	154,500	985
Hartford Financial Services Group, Inc.	480,300	40,633
MBIA, Inc.	145,500	8,519
MetLife, Inc.	271,600	13,909
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	19,700	2,692
Swiss Reinsurance Co. (Reg.)	73,428	5,132
T&D Holdings, Inc.	16,300	1,318
The Chubb Corp.	238,800	11,916
Transatlantic Holdings, Inc.	25,100	1,403
		219,201
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	79,000	1,716
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	262,086	12,606
Golden West Financial Corp., Delaware	87,900	6,522
		19,128
TOTAL FINANCIALS		428,240
HEALTH CARE - 13.0%
Biotechnology - 0.8%
Amgen, Inc. (a)	210,400	13,724
Biogen Idec, Inc. (a)	227,267	10,529
		24,253
Health Care Equipment & Supplies - 0.1%
Synthes, Inc.	28,750	3,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 4.4%
Cardinal Health, Inc.	2,123,220	$ 136,593
UnitedHealth Group, Inc.	4,830	216
		136,809
Pharmaceuticals - 7.7%
Eli Lilly & Co.	69,600	3,847
Johnson & Johnson	1,531,800	91,785
Merck & Co., Inc.	119,700	4,361
Novartis AG (Reg.)	64,585	3,482
Pfizer, Inc.	1,599,900	37,550
Roche Holding AG (participation certificate)	34,778	5,749
Sanofi-Aventis sponsored ADR	47,000	2,289
Wyeth	2,039,100	90,556
		239,619
TOTAL HEALTH CARE		404,150
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.6%
BAE Systems PLC	379,000	2,592
Honeywell International, Inc.	196,150	7,905
Lockheed Martin Corp.	96,600	6,930
		17,427
Building Products - 0.1%
Pfleiderer AG	75,150	2,110
Commercial Services & Supplies - 0.0%
Avery Dennison Corp.	5,300	308
Techem AG	26,700	1,236
		1,544
Electrical Equipment - 0.1%
Schneider Electric SA	17,800	1,856
Sumitomo Electric Industries Ltd.	134,500	1,970
		3,826
Industrial Conglomerates - 3.3%
3M Co.	224,100	18,101
General Electric Co.	2,370,666	78,137
Tyco International Ltd.	219,400	6,034
		102,272
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.8%
Atlas Copco AB (A Shares)	77,600	$ 2,157
Fanuc Ltd.	19,100	1,716
Heidelberger Druckmaschinen AG	63,500	2,888
Ingersoll-Rand Co. Ltd. Class A	372,400	15,931
Metso Corp. sponsored ADR	31,200	1,129
		23,821
Marine - 0.0%
Alexander & Baldwin, Inc.	9,626	426
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.	10,800	856
TOTAL INDUSTRIALS		152,282
INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,205,800	23,549
Comverse Technology, Inc. (a)	54,900	1,085
Juniper Networks, Inc. (a)	330,500	5,285
Motorola, Inc.	797,250	16,065
		45,984
Computers & Peripherals - 1.4%
Dell, Inc. (a)	624,800	15,251
EMC Corp. (a)	410,700	4,505
International Business Machines Corp.	299,700	23,023
		42,779
Electronic Equipment & Instruments - 0.0%
Hoya Corp.	55,900	1,988
IT Services - 0.2%
First Data Corp.	120,200	5,414
Infosys Technologies Ltd.	32,261	2,165
		7,579
Office Electronics - 0.1%
Neopost SA	24,200	2,758
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Semiconductor Engineering, Inc.	2,299,000	2,272
Analog Devices, Inc.	69,500	2,234
Applied Materials, Inc.	705,200	11,481
ATI Technologies, Inc. (a)	111,200	1,621
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	1,111,440	$ 21,062
KLA-Tencor Corp.	83,100	3,454
Lam Research Corp. (a)	122,975	5,733
Linear Technology Corp.	34,800	1,165
Novellus Systems, Inc. (a)	92,500	2,285
Renewable Energy Corp. AS	60,500	865
Samsung Electronics Co. Ltd.	5,770	3,667
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	313,311	2,876
Xilinx, Inc.	23,700	537
		59,252
Software - 2.8%
BEA Systems, Inc. (a)	372,500	4,876
Microsoft Corp.	2,051,708	47,805
Oracle Corp. (a)	1,121,100	16,245
Symantec Corp. (a)	1,091,689	16,965
		85,891
TOTAL INFORMATION TECHNOLOGY		246,231
MATERIALS - 0.4%
Chemicals - 0.3%
Nitto Denko Corp.	39,000	2,778
Praxair, Inc.	48,200	2,603
Shin-Etsu Chemical Co. Ltd.	32,800	1,783
Syngenta AG sponsored ADR	83,600	2,220
Tokuyama Corp.	23,000	342
		9,726
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR	34,700	1,495
TOTAL MATERIALS		11,221
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	3,493,300	97,428
BellSouth Corp.	446,800	16,174
Embarq Corp. (a)	1,492	61
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,996,900	$ 16,155
Verizon Communications, Inc.	29,600	991
		130,809
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	423,448	8,465
TOTAL TELECOMMUNICATION SERVICES		139,274
UTILITIES - 0.1%
Electric Utilities - 0.1%
E.ON AG	35,900	4,130
TOTAL COMMON STOCKS (Cost $1,935,466)		1,932,249
Convertible Bonds - 0.3%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	$ 6,090	9,287
TOTAL CONVERTIBLE BONDS (Cost $6,090)		9,287
U.S. Treasury Obligations - 0.4%

U.S. Treasury Bills, yield at date of purchase 4.61% to 4.96% 7/6/06 to 9/28/06 (c) (Cost $11,267)	11,350	11,271
Fixed-Income Funds - 28.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (d)	900,452	90,198
Fidelity High Income Central Investment Portfolio 1 (d)	1,828,983	176,533
Fidelity Tactical Income Central Investment Portfolio (d)	6,426,904	616,790
TOTAL FIXED-INCOME FUNDS (Cost $885,720)		883,521
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.11% (b)	257,475,009	$ 257,475
Fidelity Money Market Central Fund, 5.23% (b)	8,056,119	8,056
TOTAL MONEY MARKET FUNDS (Cost $265,531)		265,531
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,104,074)		3,101,859
NET OTHER ASSETS - 0.1%		4,101
NET ASSETS - 100%		$ 3,105,960
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,140 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2006	$ 53,403	$ (27)
482 FTSE 100 Index Contracts (United Kingdom)	Sept. 2006	51,929	(2)
356 S&P 500 Index Contracts	Sept. 2006	113,867	(9)
TOTAL EQUITY INDEX CONTRACTS		$ 219,199	$ (38)
The face value of futures purchased as a percentage of net assets - 7.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,271,000.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,445,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 6,118
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11,821
Fidelity Floating Rate Central Investment Portfolio	3,353
Fidelity High Income Central Investment Portfolio 1	14,239
Fidelity Money Market Central Fund	274
Fidelity Securities Lending Cash Central Fund	178
Fidelity Tactical Income Central Investment Portfolio	12,440
Total	$ 42,305

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 61,549	$ 29,098	$ -	$ 90,198	7.2%
Fidelity High Income Central Investment Portfolio 1	258,827	-	80,963	176,533	26.0%
Fidelity Tactical Income Central Investment Portfolio	215,313	410,088	-	616,790	12.7%
Total	$ 535,689	$ 439,186	$ 80,963	$ 883,521
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,113,788,000. Net unrealized depreciation aggregated $11,929,000, of which $204,318,000 related to appreciated investment securities and $216,247,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Income®

June 30, 2006

AMI-QTLY-0806

1.803294.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
Toyota Motor Corp.	63,000	$ 3,295
Hotels, Restaurants & Leisure - 0.1%
International Game Technology	53,100	2,015
Internet & Catalog Retail - 0.1%
Submarino SA	109,800	2,205
Media - 0.3%
Comcast Corp. Class A (special) (a)	198,200	6,497
Multiline Retail - 0.3%
Federated Department Stores, Inc.	87,400	3,199
Kohl's Corp. (a)(d)	58,200	3,441
		6,640
Specialty Retail - 0.2%
Best Buy Co., Inc.	31,800	1,744
Circuit City Stores, Inc.	51,400	1,399
		3,143
TOTAL CONSUMER DISCRETIONARY		23,795
CONSUMER STAPLES - 2.3%
Beverages - 0.4%
PepsiCo, Inc.	89,500	5,374
The Coca-Cola Co.	51,800	2,228
		7,602
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.	152,200	7,331
Walgreen Co.	35,500	1,592
		8,923
Food Products - 0.6%
Archer-Daniels-Midland Co.	51,400	2,122
Hershey Co.	27,200	1,498
Kellogg Co.	100,000	4,843
Nestle SA sponsored ADR	40,500	3,155
		11,618
Household Products - 0.1%
Clorox Co.	49,600	3,024
Personal Products - 0.3%
Avon Products, Inc.	205,700	6,377
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.5%
Altria Group, Inc.	63,000	$ 4,626
Reynolds American, Inc.	41,200	4,750
		9,376
TOTAL CONSUMER STAPLES		46,920
ENERGY - 1.9%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	22,000	1,801
GlobalSantaFe Corp.	17,900	1,034
Noble Corp.	38,000	2,828
Schlumberger Ltd. (NY Shares)	86,000	5,599
Transocean, Inc. (a)	38,700	3,108
		14,370
Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	38,900	2,697
Exxon Mobil Corp.	149,900	9,196
Hess Corp.	72,700	3,842
Ultra Petroleum Corp. (a)	50,100	2,969
Valero Energy Corp.	75,500	5,022
		23,726
TOTAL ENERGY		38,096
FINANCIALS - 2.6%
Capital Markets - 0.1%
Greenhill & Co., Inc. (d)	38,000	2,309
Legg Mason, Inc.	7,800	776
		3,085
Commercial Banks - 0.6%
Bank of China Ltd. (H Shares)	1,584,000	719
U.S. Bancorp, Delaware	94,100	2,906
Wachovia Corp.	41,200	2,228
Wells Fargo & Co.	87,200	5,849
		11,702
Consumer Finance - 0.2%
SLM Corp.	84,000	4,445
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Bank of America Corp.	154,700	$ 7,441
Citigroup, Inc.	151,200	7,294
		14,735
Insurance - 0.9%
American International Group, Inc.	74,800	4,417
Hartford Financial Services Group, Inc.	51,400	4,348
MetLife, Inc.	85,900	4,399
Prudential Financial, Inc.	58,700	4,561
		17,725
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	45,600	2,193
TOTAL FINANCIALS		53,885
HEALTH CARE - 3.2%
Biotechnology - 0.7%
Celgene Corp. (a)	141,100	6,692
Gilead Sciences, Inc. (a)	60,300	3,567
ImClone Systems, Inc. (a)	21,500	831
Neurocrine Biosciences, Inc. (a)	95,800	1,015
Theravance, Inc. (a)	3,500	80
Vertex Pharmaceuticals, Inc. (a)	50,600	1,858
		14,043
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. (a)	40,300	1,989
ResMed, Inc. (a)	38,100	1,789
		3,778
Health Care Providers & Services - 0.5%
Aetna, Inc.	37,400	1,493
Medco Health Solutions, Inc. (a)	50,700	2,904
UnitedHealth Group, Inc.	138,100	6,184
		10,581
Health Care Technology - 0.0%
Vital Images, Inc. (a)	40,400	998
Pharmaceuticals - 1.8%
Allergan, Inc.	39,600	4,247
Elan Corp. PLC sponsored ADR (a)	214,100	3,575
Johnson & Johnson	215,800	12,936
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	178,600	$ 6,506
New River Pharmaceuticals, Inc. (a)	48,300	1,377
Novartis AG sponsored ADR	107,600	5,802
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,600	2,009
		36,452
TOTAL HEALTH CARE		65,852
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Hexcel Corp. (a)	229,300	3,602
L-3 Communications Holdings, Inc.	45,400	3,424
		7,026
Airlines - 0.1%
AMR Corp. (a)	28,800	732
US Airways Group, Inc. (a)	40,099	2,027
		2,759
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	112,400	4,033
Industrial Conglomerates - 0.6%
General Electric Co.	361,300	11,908
Machinery - 0.1%
Bucyrus International, Inc. Class A	18,800	949
Caterpillar, Inc.	18,900	1,408
		2,357
TOTAL INDUSTRIALS		28,083
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.2%
Corning, Inc. (a)	63,300	1,531
QUALCOMM, Inc.	29,800	1,194
Sandvine Corp. (e)	444,200	932
		3,657
Computers & Peripherals - 0.0%
M-Systems Flash Disk Pioneers Ltd. (a)	28,500	844
Electronic Equipment & Instruments - 0.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	350,053	2,162
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	4,100	$ 1,719
LoopNet, Inc. (a)	3,900	73
Yahoo!, Inc. (a)	31,600	1,043
		2,835
IT Services - 0.2%
MoneyGram International, Inc.	103,000	3,497
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV (NY Shares) (a)	33,200	671
Broadcom Corp. Class A (a)	41,250	1,240
Marvell Technology Group Ltd. (a)	27,300	1,210
Spansion, Inc.	238,700	3,805
Trident Microsystems, Inc. (a)	36,700	697
		7,623
Software - 0.1%
BEA Systems, Inc. (a)	125,600	1,644
TOTAL INFORMATION TECHNOLOGY		22,262
MATERIALS - 0.4%
Chemicals - 0.2%
Monsanto Co.	53,000	4,462
Metals & Mining - 0.2%
AUR Resources, Inc.	55,200	880
Titanium Metals Corp. (a)	101,100	3,476
		4,356
TOTAL MATERIALS		8,818
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	243,000	6,777
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	111,700	3,476
NII Holdings, Inc. (a)	55,300	3,118
		6,594
TOTAL TELECOMMUNICATION SERVICES		13,371
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	$ 0
TOTAL COMMON STOCKS (Cost $280,998)		301,082
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.61% to 4.8% 7/6/06 to 9/7/06 (f) (Cost $5,654)	$ 5,700	5,655
Fixed-Income Funds - 49.8%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	628,271	62,934
Fidelity High Income Central Investment Portfolio 1 (g)	337,493	32,575
Fidelity Tactical Income Central Investment Portfolio (g)	9,583,454	919,724
TOTAL FIXED-INCOME FUNDS (Cost $1,031,704)		1,015,233
Money Market Funds - 27.1%

Fidelity Cash Central Fund, 5.11% (b)	412,975,751	412,976
Fidelity Money Market Central Fund, 5.23% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	4,779,750	4,780
TOTAL MONEY MARKET FUNDS (Cost $553,306)		553,306
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations) in a joint trading account at 4.54%, dated 6/30/06 due 7/3/06 (Cost $160,114)	$ 160,175	$ 160,114
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,031,776)		2,035,390
NET OTHER ASSETS - 0.2%		4,205
NET ASSETS - 100%		$ 2,039,595
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
326 S&P 500 Index Contracts	Sept. 2006	$ 104,271	$ 384

The face value of futures purchased as a percentage of net assets - 5.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $932,000 or 0.0% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,655,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,969
Fidelity Floating Rate Central Investment Portfolio	1,377
Fidelity High Income Central Investment Portfolio 1	2,630
Fidelity Money Market Central Fund	4,617
Fidelity Securities Lending Cash Central Fund	95
Fidelity Tactical Income Central Investment Portfolio	24,987
Total	$ 46,675

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ 25,637	$ 37,490	$ -	$ 62,934	5.0%
Fidelity High Income Central Investment Portfolio 1	43,406	20,006	30,477	32,575	4.8%
Fidelity Tactical Income Central Investment Portfolio	508,577	430,150	-	919,724	19.0%
Total	$ 577,620	$ 487,646	$ 30,477	$ 1,015,233
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,032,069,000. Net unrealized appreciation aggregated $3,321,000, of which $30,529,000 related to appreciated investment securities and $27,208,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Investment Grade Bond Fund

June 30, 2006

SIG-QTLY-0806

1.803302.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750	$ 1,208
6.625% 10/1/28	2,065	1,425
7.45% 7/16/31	8,555	6,181
General Motors Corp. 8.375% 7/15/33 (a)	5,755	4,546
		13,360
Household Durables - 0.3%
Fortune Brands, Inc. 5.125% 1/15/11	5,140	4,923
Media - 2.1%
Comcast Corp.:
4.95% 6/15/16	3,975	3,542
5.5% 3/15/11	3,865	3,796
Cox Communications, Inc. 7.125% 10/1/12	5,145	5,322
Liberty Media Corp.:
5.7% 5/15/13	2,000	1,818
8.25% 2/1/30	5,575	5,336
News America Holdings, Inc. 7.75% 12/1/45	1,705	1,793
News America, Inc. 6.2% 12/15/34	3,295	2,990
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,076
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	843
10.15% 5/1/12	500	586
Univision Communications, Inc. 3.875% 10/15/08	2,755	2,602
Viacom, Inc. 5.75% 4/30/11 (b)	5,135	5,048
		38,752
TOTAL CONSUMER DISCRETIONARY		57,035
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,030	2,776
Food Products - 0.2%
H.J. Heinz Co. 6.428% 12/1/08 (b)(h)	3,580	3,637
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	1,845	1,946
TOTAL CONSUMER STAPLES		8,359
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Cooper Cameron Corp.(OLD) 2.65% 4/15/07	$ 2,835	$ 2,756
Oil, Gas & Consumable Fuels - 1.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	3,555	3,443
Kerr-McGee Corp. 6.95% 7/1/24	5,260	5,260
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,280
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,085	3,764
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,040
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	1,760	1,620
Pemex Project Funding Master Trust:
5.75% 12/15/15	3,330	3,067
6.625% 6/15/35 (b)	1,850	1,674
6.625% 6/15/35	65	59
7.375% 12/15/14	1,880	1,940
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (b)	2,630	2,518
		27,665
TOTAL ENERGY		30,421
FINANCIALS - 10.3%
Capital Markets - 0.9%
Bank of New York Co., Inc.:
3.4% 3/15/13 (h)	2,400	2,310
4.25% 9/4/12 (h)	2,835	2,791
Lazard Group LLC 7.125% 5/15/15	4,540	4,588
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,151
Nuveen Investments, Inc. 5% 9/15/10	2,300	2,211
		17,051
Commercial Banks - 1.4%
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,320	1,264
5.125% 2/14/11	2,670	2,587
5.25% 2/10/14 (b)	2,225	2,117
HSBC Holdings PLC 6.5% 5/2/36	3,320	3,264
KeyCorp Capital Trust VII 5.7% 6/15/35	2,160	1,849
Korea Development Bank:
3.875% 3/2/09	2,220	2,114
4.75% 7/20/09	2,350	2,279
5.75% 9/10/13	4,543	4,472
PNC Funding Corp. 4.2% 3/10/08	2,280	2,223
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp. 4.875% 2/15/14	$ 1,791	$ 1,676
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,349
		26,194
Consumer Finance - 0.5%
General Electric Capital Corp. 5.5% 4/28/11	4,180	4,149
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,353
		9,502
Diversified Financial Services - 1.3%
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(h)	1,270	1,200
JPMorgan Chase & Co.:
4.875% 3/15/14	3,115	2,900
4.891% 9/1/15 (h)	1,525	1,468
5.6% 6/1/11	5,955	5,917
5.75% 1/2/13	875	866
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	4,185	4,097
Prime Property Funding, Inc. 5.125% 6/1/15 (b)	3,585	3,287
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(h)	2,490	2,386
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(h)	2,000	1,830
		23,951
Insurance - 0.9%
Assurant, Inc. 5.625% 2/15/14	1,830	1,755
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,025	4,740
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(h)	5,290	5,014
Symetra Financial Corp. 6.125% 4/1/16 (b)	2,965	2,871
Travelers Property Casualty Corp. 6.375% 3/15/33	2,200	2,088
		16,468
Real Estate Investment Trusts - 3.0%
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,495	1,457
5.25% 5/1/15	3,435	3,229
Boston Properties, Inc. 6.25% 1/15/13	982	991
Brandywine Operating Partnership LP 5.75% 4/1/12	2,740	2,682
Camden Property Trust 5.875% 6/1/07	2,400	2,402
CarrAmerica Realty Corp. 5.5% 12/15/10	5,585	5,625
Colonial Properties Trust 4.75% 2/1/10	3,110	2,977
Developers Diversified Realty Corp.:
4.625% 8/1/10	280	267
5.25% 4/15/11	1,495	1,448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.375% 10/15/12	$ 1,595	$ 1,533
Equity Residential 5.125% 3/15/16	3,045	2,814
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,220	1,124
HRPT Properties Trust 5.75% 11/1/15	845	805
iStar Financial, Inc.:
5.65% 9/15/11	3,300	3,227
5.8% 3/15/11	4,160	4,096
Liberty Property LP 6.375% 8/15/12	1,500	1,526
Mack-Cali Realty LP 5.05% 4/15/10	235	227
Simon Property Group LP:
4.6% 6/15/10	2,310	2,214
5.1% 6/15/15	3,415	3,156
5.45% 3/15/13	2,520	2,434
5.75% 12/1/15	3,155	3,053
Tanger Properties LP 6.15% 11/15/15	5,000	4,858
United Dominion Realty Trust 5.25% 1/15/15	565	526
Washington (REIT) 5.95% 6/15/11	1,390	1,384
		54,055
Real Estate Management & Development - 1.2%
EOP Operating LP:
4.65% 10/1/10	3,205	3,039
5.875% 1/15/13	2,592	2,540
6.75% 2/15/12	2,115	2,182
7.5% 4/19/29	1,725	1,812
7.75% 11/15/07	3,410	3,494
Post Apartment Homes LP 6.3% 6/1/13	3,345	3,324
Regency Centers LP 6.75% 1/15/12	5,055	5,234
		21,625
Thrifts & Mortgage Finance - 1.1%
Independence Community Bank Corp.:
3.75% 4/1/14 (h)	2,250	2,128
4.9% 9/23/10	3,810	3,654
Residential Capital Corp.:
6.375% 6/30/10	5,140	5,070
6.5% 4/17/13	2,570	2,522
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital Corp.: - continued
6.875% 6/30/15	$ 1,300	$ 1,299
Washington Mutual, Inc. 4.625% 4/1/14	4,935	4,458
		19,131
TOTAL FINANCIALS		187,977
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	500	435
7.45% 5/1/34 (b)	3,590	2,998
		3,433
Airlines - 1.1%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	338	341
6.978% 10/1/12	891	908
7.024% 4/15/11	1,235	1,269
7.324% 4/15/11	3,856	3,740
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	503	502
6.545% 8/2/20	1,204	1,189
7.056% 3/15/11	705	719
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	2,298	2,307
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,151	2,178
United Airlines pass thru Certificates:
6.071% 9/1/14	2,311	2,305
6.201% 3/1/10	986	986
6.602% 9/1/13	2,959	2,969
		19,413
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	2,600	2,748
TOTAL INDUSTRIALS		25,594
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. 6% 9/1/15	$ 5,310	$ 5,027
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	3,765	3,594
TOTAL INFORMATION TECHNOLOGY		8,621
MATERIALS - 0.4%
Chemicals - 0.2%
Agrium, Inc. 7.125% 5/23/36	3,385	3,375
Paper & Forest Products - 0.2%
International Paper Co. 4.25% 1/15/09	3,460	3,325
TOTAL MATERIALS		6,700
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.8%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,265
AT&T, Inc. 6.8% 5/15/36	1,725	1,710
British Telecommunications PLC 8.375% 12/15/10	470	516
Deutsche Telekom International Finance BV 5.25% 7/22/13	3,250	3,053
Embarq Corp. 7.082% 6/1/16	4,980	4,953
KT Corp. 5.875% 6/24/14 (b)	2,160	2,118
Sprint Capital Corp.:
6.875% 11/15/28	4,325	4,357
7.625% 1/30/11	3,700	3,938
Telecom Italia Capital SA:
4.875% 10/1/10	5,360	5,125
4.95% 9/30/14	3,180	2,847
6.375% 11/15/33	3,445	3,115
Telefonica Emisiones SAU 7.045% 6/20/36	8,490	8,496
TELUS Corp. yankee 7.5% 6/1/07	3,445	3,495
Verizon Global Funding Corp.:
5.85% 9/15/35	580	505
7.75% 12/1/30	2,248	2,425
Verizon New York, Inc. 6.875% 4/1/12	1,555	1,576
		50,494
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 6.375% 3/1/35	3,595	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. 5.95% 3/15/14	$ 2,450	$ 2,389
Vodafone Group PLC 5.5% 6/15/11	4,075	3,980
		9,494
TOTAL TELECOMMUNICATION SERVICES		59,988
UTILITIES - 3.1%
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,690
Exelon Corp. 4.9% 6/15/15	2,695	2,461
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	6,687
FirstEnergy Corp. 6.45% 11/15/11	2,005	2,040
Nevada Power Co. 6.5% 5/15/18 (b)	2,315	2,259
Pacific Gas & Electric Co. 4.2% 3/1/11	845	790
Pepco Holdings, Inc. 4% 5/15/10	2,775	2,590
PPL Energy Supply LLC 6.2% 5/15/16	3,450	3,420
Southern California Edison Co. 4.65% 4/1/15	290	265
TXU Energy Co. LLC 7% 3/15/13	2,915	2,975
		26,177
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,240
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,611
		4,851
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	3,305	3,445
Duke Capital LLC 4.331% 11/16/06	1,395	1,389
PSEG Power LLC 7.75% 4/15/11	3,000	3,211
		8,045
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	3,815	3,641
5.95% 6/15/35	4,565	4,093
DTE Energy Co. 7.05% 6/1/11	2,165	2,249
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Duke Energy Corp. 5.625% 11/30/12	$ 3,500	$ 3,458
TECO Energy, Inc. 7% 5/1/12	3,315	3,298
		16,739
TOTAL UTILITIES		55,812
TOTAL NONCONVERTIBLE BONDS (Cost $453,750)		440,507
U.S. Government and Government Agency Obligations - 17.9%

U.S. Government Agency Obligations - 1.5%
Fannie Mae:
4.375% 7/17/13	3,055	2,845
6.25% 2/1/11	8,955	9,172
Freddie Mac:
5.25% 11/5/12	2,810	2,724
5.875% 3/21/11	11,020	11,108
Tennessee Valley Authority 5.375% 4/1/56	2,169	2,050
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		27,899
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14 (e)	56,102	54,147
U.S. Treasury Obligations - 13.4%
U.S. Treasury Bond - principal STRIPS:
2/15/15	53,680	34,607
5/15/30	24,515	7,119
U.S. Treasury Notes:
4% 4/15/10	30,322	29,175
4.25% 8/15/13	18,280	17,343
U.S. Treasury Notes - principal STRIPS:
8/15/10	89,775	73,083
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes - principal STRIPS: - continued
2/15/12	$ 103,485	$ 78,032
8/15/12	6,675	4,911
TOTAL U.S. TREASURY OBLIGATIONS		244,270
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $330,396)		326,316
U.S. Government Agency - Mortgage Securities - 32.7%

Fannie Mae - 30.5%
3.732% 1/1/35 (h)	536	525
3.757% 10/1/33 (h)	365	354
3.769% 12/1/34 (h)	79	78
3.791% 6/1/34 (h)	1,633	1,573
3.817% 6/1/33 (h)	270	264
3.833% 1/1/35 (h)	322	316
3.844% 1/1/35 (h)	1,027	1,007
3.847% 5/1/34 (h)	2,210	2,133
3.849% 11/1/34 (h)	2,032	1,996
3.88% 6/1/33 (h)	1,435	1,403
3.898% 10/1/34 (h)	412	407
3.919% 12/1/34 (h)	332	326
3.94% 11/1/34 (h)	690	681
3.95% 1/1/35 (h)	415	408
3.958% 12/1/34 (h)	2,268	2,229
3.96% 12/1/34 (h)	329	324
3.963% 5/1/33 (h)	115	113
3.979% 12/1/34 (h)	421	415
3.981% 5/1/34 (h)	112	112
3.997% 12/1/34 (h)	219	216
3.997% 1/1/35 (h)	270	265
4.009% 2/1/35 (h)	311	306
4.012% 1/1/35 (h)	617	607
4.034% 10/1/18 (h)	309	302
4.034% 2/1/35 (h)	285	280
4.035% 12/1/34 (h)	609	599
4.046% 1/1/35 (h)	273	268
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.049% 1/1/35 (h)	$ 151	$ 148
4.065% 4/1/33 (h)	120	118
4.068% 1/1/35 (h)	574	564
4.079% 2/1/35 (h)	549	540
4.089% 2/1/35 (h)	198	195
4.09% 2/1/35 (h)	217	213
4.106% 1/1/35 (h)	621	611
4.109% 11/1/34 (h)	473	465
4.112% 2/1/35 (h)	1,065	1,049
4.115% 1/1/35 (h)	609	599
4.115% 2/1/35 (h)	721	709
4.129% 1/1/35 (h)	1,088	1,071
4.148% 2/1/35 (h)	561	552
4.16% 1/1/35 (h)	1,094	1,079
4.172% 1/1/35 (h)	744	719
4.178% 1/1/35 (h)	544	536
4.181% 11/1/34 (h)	145	144
4.205% 1/1/35 (h)	317	312
4.234% 1/1/34 (h)	1,837	1,795
4.25% 2/1/35 (h)	362	351
4.25% 2/1/35 (h)	206	203
4.253% 1/1/34 (h)	1,116	1,090
4.274% 8/1/33 (h)	703	692
4.275% 3/1/35 (h)	333	327
4.287% 12/1/34 (h)	204	201
4.305% 5/1/35 (h)	469	462
4.317% 3/1/33 (h)	186	180
4.335% 9/1/34 (h)	554	551
4.348% 9/1/34 (h)	1,297	1,288
4.355% 4/1/35 (h)	236	233
4.356% 1/1/35 (h)	391	379
4.362% 2/1/34 (h)	812	795
4.395% 2/1/35 (h)	559	543
4.398% 5/1/35 (h)	1,060	1,044
4.399% 10/1/34 (h)	2,251	2,192
4.416% 1/1/35 (h)	433	427
4.429% 10/1/34 (h)	1,731	1,722
4.439% 3/1/35 (h)	512	496
4.461% 8/1/34 (h)	1,080	1,058
4.469% 5/1/35 (h)	376	371
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.487% 1/1/35 (h)	$ 501	$ 495
4.493% 3/1/35 (h)	1,179	1,146
4.498% 8/1/34 (h)	728	727
4.5% 12/1/17 to 12/1/33	104,702	98,766
4.5% 7/1/21 (c)(d)	28,033	26,493
4.517% 3/1/35 (h)	1,115	1,084
4.538% 2/1/35 (h)	2,268	2,242
4.538% 2/1/35 (h)	346	342
4.544% 7/1/35 (h)	1,322	1,303
4.547% 2/1/35 (h)	244	241
4.576% 7/1/35 (h)	1,688	1,664
4.581% 2/1/35 (h)	1,035	1,010
4.616% 11/1/34 (h)	1,121	1,096
4.667% 11/1/34 (h)	1,237	1,210
4.7% 3/1/35 (h)	621	606
4.726% 7/1/34 (h)	1,025	1,006
4.778% 12/1/34 (h)	971	952
4.792% 12/1/32 (h)	480	478
4.798% 12/1/34 (h)	375	368
4.811% 6/1/35 (h)	2,006	1,984
5% 5/1/34 to 7/1/36	151,316	141,429
5.097% 9/1/34 (h)	429	424
5.097% 5/1/35 (h)	2,386	2,372
5.197% 6/1/35 (h)	1,661	1,653
5.241% 3/1/35 (h)	225	223
5.353% 12/1/34 (h)	701	696
5.5% 1/1/09 to 7/1/36	146,065	140,626
5.916% 1/1/36 (h)	959	956
6% 4/1/13 to 9/1/32	8,708	8,607
6% 7/1/36 (c)(d)	9,080	8,934
6.5% 10/1/24 to 6/1/36	52,045	52,432
7% 5/1/13 to 10/1/32	7,123	7,308
7.5% 1/1/26 to 7/1/29	1,977	2,057
9.5% 4/1/17 to 10/1/18	97	106
TOTAL FANNIE MAE		554,567
Freddie Mac - 0.9%
4.048% 12/1/34 (h)	373	366
4.103% 12/1/34 (h)	537	526
4.139% 1/1/35 (h)	520	510
4.268% 3/1/35 (h)	489	480
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.285% 5/1/35 (h)	$ 859	$ 844
4.3% 12/1/34 (h)	552	533
4.329% 1/1/35 (h)	1,189	1,170
4.358% 3/1/35 (h)	795	769
4.381% 2/1/35 (h)	1,019	985
4.439% 2/1/34 (h)	501	489
4.443% 3/1/35 (h)	515	498
4.459% 6/1/35 (h)	717	704
4.465% 3/1/35 (h)	573	555
4.48% 3/1/35 (h)	1,463	1,417
4.5% 5/1/19	1,213	1,147
4.548% 2/1/35 (h)	828	803
5.43% 8/1/33 (h)	229	229
6% 5/1/33	4,619	4,569
8.5% 5/1/25 to 8/1/27	218	232
TOTAL FREDDIE MAC		16,826
Government National Mortgage Association - 1.3%
5.5% 4/15/29 to 5/15/34	6,664	6,466
6% 10/15/08 to 7/15/29	807	808
6.5% 10/15/27 to 2/15/33	1,541	1,566
7% 3/15/23 to 9/15/32	13,144	13,581
7.5% 2/15/07 to 10/15/27	723	751
8% 1/15/30	5	5
8.5% 8/15/29	78	82
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		23,259
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $605,229)		594,652
Asset-Backed Securities - 4.7%

ACE Securities Corp. Series 2004-HE1:
Class M1, 5.8225% 2/25/34 (h)	975	977
Class M2, 6.4225% 2/25/34 (h)	1,100	1,109
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 8.88% 9/9/30 (b)(h)	774	786
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	957	956
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.7525% 4/25/34 (h)	$ 545	$ 545
Class M2, 5.8025% 4/25/34 (h)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.5588% 12/15/33 (h)	466	468
Series 2004-HE2 Class M1, 5.8725% 4/25/34 (h)	2,670	2,693
Bank One Issuance Trust Series 2002-C1 Class C1, 6.1588% 12/15/09 (h)	3,285	3,304
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.7906% 2/28/44 (h)	1,660	1,663
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	3,520	3,487
Series 2006-1 Class D, 7.16% 1/15/13 (b)	1,225	1,212
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	1,702	1,662
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.3988% 5/15/09 (h)	1,855	1,855
Citibank Credit Card Issuance Trust Series 2005-B1 Class B1, 4.4% 9/15/10	1,857	1,806
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	3,925	3,884
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.8225% 5/25/34 (h)	3,340	3,353
Series 2004-3 Class M1, 5.8225% 6/25/34 (h)	650	653
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (b)	1,905	1,878
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,178	2,094
Class C, 5.074% 6/15/35 (b)	1,977	1,901
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	1,600	1,606
Fieldstone Mortgage Investment Corp. Series 2003-1 Class M2, 7.0725% 11/25/33 (h)	301	302
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.8725% 3/25/34 (h)	175	175
Class M4, 6.2225% 3/25/34 (h)	125	126
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.7525% 1/25/35 (h)	725	730
Class M2, 5.7825% 1/25/35 (h)	1,025	1,030
Class M3, 5.8125% 1/25/35 (h)	550	554
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	3,456	3,372
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2004-FM2:
Class M1, 5.8225% 1/25/34 (h)	$ 1,498	$ 1,498
Class M2, 6.4225% 1/25/34 (h)	700	700
Class M3, 6.6225% 1/25/34 (h)	700	700
Series 2004-OPT Class A1, 5.6625% 11/25/34 (h)	1,723	1,728
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.2025% 8/25/33 (h)	1,322	1,326
Series 2003-4 Class M1, 6.1225% 10/25/33 (h)	1,208	1,212
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.7269% 1/20/35 (h)	830	832
Class M2, 5.7569% 1/20/35 (h)	623	625
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	3,785	3,744
MBNA Credit Card Master Note Trust Series 2003-B2 Class B2, 5.5888% 10/15/10 (h)	625	628
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.8225% 7/25/34 (h)	925	927
Class M2, 5.8725% 7/25/34 (h)	175	175
Class M3, 6.2725% 7/25/34 (h)	350	352
Class M4, 6.4225% 7/25/34 (h)	235	237
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.4225% 12/27/32 (h)	885	894
Series 2003-NC8 Class M1, 6.0225% 9/25/33 (h)	1,330	1,335
Series 2004-NC2 Class M1, 5.8725% 12/25/33 (h)	1,130	1,137
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.8225% 1/25/32 (h)	1,436	1,437
Series 2002-NC1 Class M1, 6.5225% 2/25/32 (b)(h)	1,356	1,395
Series 2002-NC3 Class M1, 6.0425% 8/25/32 (h)	723	724
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(h)(j)	3,540	993
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	3,560	1,562
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (j)	1,800	382
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	511	509
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.7725% 6/25/34 (h)	634	636
Class M4, 6.2975% 6/25/34 (h)	1,065	1,074
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,775	1,755
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.8525% 3/25/35 (h)	$ 1,920	$ 1,924
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (h)	2,165	2,191
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.9225% 11/25/34 (h)	785	790
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	3,221	3,195
Whinstone Capital Management Ltd. Series 1A Class B3, 6% 10/25/44 (b)(h)	3,535	3,534
TOTAL ASSET-BACKED SECURITIES (Cost $85,110)		84,757
Collateralized Mortgage Obligations - 11.5%

Private Sponsor - 7.9%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 5.6525% 5/25/35 (h)	2,191	2,184
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (h)	544	546
Class 2A1, 4.1636% 12/25/33 (h)	2,288	2,228
Series 2003-L Class 2A1, 3.9741% 1/25/34 (h)	4,201	4,064
Series 2004-1 Class 2A2, 4.6998% 10/25/34 (h)	3,239	3,165
Series 2004-B:
Class 1A1, 3.4423% 3/25/34 (h)	1,028	1,030
Class 2A2, 4.1062% 3/25/34 (h)	1,518	1,466
Series 2004-C Class 1A1, 3.3515% 4/25/34 (h)	2,125	2,118
Series 2004-D:
Class 1A1, 3.5313% 5/25/34 (h)	2,897	2,855
Class 2A2, 4.1995% 5/25/34 (h)	4,072	3,938
Series 2004-G Class 2A7, 4.5677% 8/25/34 (h)	3,043	2,959
Series 2004-H Class 2A1, 4.4744% 9/25/34 (h)	3,175	3,081
Series 2004-J:
Class 1A2, 4.2894% 11/25/34 (h)	1,064	1,052
Class 2A1, 4.7806% 11/25/34 (h)	5,419	5,286
Series 2005-E Class 2A7, 4.6126% 6/25/35 (h)	3,455	3,303
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-6 Class 1A1, 5.1163% 8/25/35 (h)	4,144	4,095
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.6925% 4/25/34 (h)	371	371
Series 2004-AR6 Class 9A2, 5.6925% 10/25/34 (h)	747	748
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 5.4981% 10/11/41 (b)(h)	$ 3,795	$ 3,795
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.4294% 12/20/54 (h)	6,000	6,002
Series 2006-1A Class C2, 5.7894% 12/20/54 (b)(h)	2,700	2,699
Series 2006-2 Class C1, 5.6106% 12/20/54 (h)	6,410	6,411
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9605% 11/25/35 (h)	980	951
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	521	507
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3298% 5/25/17 (h)	2,886	2,872
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2391% 8/25/17 (h)	2,184	2,194
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 5.4394% 11/25/29 (h)	1,902	1,901
Series 2004-G Class A2, 5.01% 11/25/29 (h)	1,244	1,244
Series 2005-B Class A2, 5.5475% 7/25/30 (h)	1,878	1,877
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.6125% 7/25/35 (h)	4,799	4,804
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,142	1,140
Series 2004-SL2 Class A1, 6.5% 10/25/16	394	396
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 6.72% 7/10/35 (b)(h)	4,643	4,728
Class B4, 6.92% 7/10/35 (b)(h)	3,506	3,577
Class B5, 7.52% 7/10/35 (b)(h)	3,317	3,412
Class B6, 8.02% 7/10/35 (b)(h)	1,516	1,550
Series 2003-CB1:
Class B3, 6.62% 6/10/35 (b)(h)	1,595	1,624
Class B4, 6.82% 6/10/35 (b)(h)	1,429	1,458
Class B5, 7.42% 6/10/35 (b)(h)	975	998
Class B6, 7.92% 6/10/35 (b)(h)	577	586
Series 2004-A Class B5, 6.87% 2/10/36 (b)(h)	3,867	3,954
Series 2004-B:
Class B4, 6.27% 2/10/36 (b)(h)	581	592
Class B5, 6.72% 2/10/36 (b)(h)	387	392
Class B6, 7.17% 2/10/36 (b)(h)	97	98
Series 2004-C:
Class B4, 6.12% 9/10/36 (h)	780	790
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-C:
Class B5, 6.52% 9/10/36 (h)	$ 878	$ 885
Class B6, 6.92% 9/10/36 (h)	98	98
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 4.9569% 1/20/35 (h)	3,686	3,693
Series 2004-4 Class A, 5.48% 5/20/34 (h)	3,001	3,000
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.6325% 7/25/35 (h)	5,914	5,940
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 5.5625% 10/25/35 (h)	2,992	2,991
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1895% 10/20/35 (h)	785	766
WaMu Mortgage pass thru certificates floater:
Series 2005-AR13 Class A1C1, 5.5125% 10/25/45 (h)	1,722	1,721
Series 2005-AR19 Class A1C1, 5.5125% 12/25/45 (h)	5,724	5,726
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	441	449
Series 2004-RA2 Class 2A, 7% 7/25/33	616	620
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4568% 9/25/34 (h)	3,094	3,101
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (h)	6,240	6,074
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (h)	3,121	3,064
TOTAL PRIVATE SPONSOR		143,169
U.S. Government Agency - 3.6%
Fannie Mae planned amortization class Series 2006-45 Class OP, 6/25/36 (k)	3,319	2,426
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.5725% 10/25/35 (h)	5,490	5,466
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2003-81 Class MX, 3.5% 3/25/24	9,767	9,516
sequential pay:
Series 2003-112 Class AN, 4% 11/25/18	4,860	4,282
Series 2004-3 Class BA, 4% 7/25/17	375	356
Series 2004-86 Class KC, 4.5% 5/25/19	1,671	1,597
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	2,415	2,381
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	$ 8,114	$ 8,154
Series 2006-15 Class OP, 3/25/36 (k)	3,775	2,603
Series 2425 Class JH, 6% 3/15/17	2,411	2,426
Series 2498 Class PD, 5.5% 2/15/16	1,271	1,267
Series 2614 Class TD, 3.5% 5/15/16	10,000	9,377
Series 2695 Class GC, 4.5% 11/15/18	3,375	3,213
Series 2760 Class EB, 4.5% 9/15/16	5,921	5,670
Series 2773 Class EG, 4.5% 4/15/19	5,100	4,633
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,286	2,736
TOTAL U.S. GOVERNMENT AGENCY		66,103
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $211,628)		209,272
Commercial Mortgage Securities - 5.6%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 6.0588% 7/14/11 (b)(h)	3,172	3,160
Class B, 6.1588% 7/14/11 (b)(h)	1,582	1,576
Class C, 6.3088% 7/14/11 (b)(h)	3,167	3,156
Class D, 6.9388% 7/14/11 (b)(h)	1,841	1,835
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.6825% 4/25/34 (b)(h)	2,256	2,259
Class B, 7.2225% 4/25/34 (b)(h)	265	268
Class M1, 5.8825% 4/25/34 (b)(h)	199	200
Class M2, 6.5225% 4/25/34 (b)(h)	199	201
Series 2004-2 Class A, 5.7525% 8/25/34 (b)(h)	2,256	2,265
Series 2004-3:
Class A1, 5.6925% 1/25/35 (b)(h)	2,570	2,576
Class A2, 5.7425% 1/25/35 (b)(h)	373	374
Class M1, 5.8225% 1/25/35 (b)(h)	456	458
Class M2, 6.3225% 1/25/35 (b)(h)	290	294
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	1,385	1,355
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	2,525	2,474
Class C, 4.937% 5/14/16 (b)	25	25
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2004-ESA:
Class D, 4.986% 5/14/16 (b)	$ 575	$ 565
Class E, 5.064% 5/14/16 (b)	1,785	1,759
Class F, 5.182% 5/14/16 (b)	430	424
Chase Commercial Mortgage Securities Corp.:
Series 2000-3 Class G 6.887% 10/15/32 (b)	2,830	2,858
Series 2001-245 Class A2, 6.275% 2/12/16 (b)(h)	1,950	1,999
Commercial Mortgage pass thru certificates floater Series 2005-F10A:
Class B, 5.4288% 4/15/17 (b)(h)	3,025	3,025
Class C, 5.4688% 4/15/17 (b)(h)	1,285	1,285
Class D, 5.5088% 4/15/17 (b)(h)	1,045	1,045
Class I, 6.0488% 4/15/17 (b)(h)	145	145
Class MOA3, 5.4988% 3/15/20 (b)(h)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater Series 2005-TFLA:
Class C, 5.4388% 2/15/20 (b)(h)	2,405	2,406
Class E, 5.5288% 2/15/20 (b)(h)	1,670	1,672
Class F, 5.5788% 2/15/20 (b)(h)	745	746
Class G, 5.7188% 2/15/20 (b)(h)	215	215
Class H, 5.9488% 2/15/20 (b)(h)	305	305
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,269
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,096
Series 2006-OMA:
Class H, 5.805% 5/15/23 (b)(h)	830	780
Class J, 5.805% 5/15/23 (b)(h)	1,400	1,304
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,860
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	614	619
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (h)	646	650
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	4,210	3,964
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,684
Series 2003-47 Class XA, 0.1793% 6/16/43 (h)(j)	15,512	835
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7309% 12/10/41 (h)(j)	4,740	115
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A3, 6.1101% 7/10/38	$ 2,665	$ 2,682
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	4,515	4,686
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,041
Series 1998-GLII Class E, 6.9706% 4/13/31 (h)	490	500
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	2,675	2,798
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	990	1,033
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,320	3,184
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class B, 6.512% 6/15/36	2,335	2,411
Merrill Lynch-CFC Commercial Mortgage Trust sequential pay Series 2006-1 CLass A3, 5.671% 2/12/39	3,090	3,037
Morgan Stanley Capital I, Inc. Series 2006-HQ8 Class A3, 5.4413% 3/12/16 (h)	4,505	4,413
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	2,040	2,060
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	1,766	1,799
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 5.5488% 1/15/18 (b)(h)	745	746
Class KHP2, 5.7488% 1/15/18 (b)(h)	745	746
Class KHP3, 6.0488% 1/15/18 (b)(h)	880	881
Class KHP4, 6.1488% 1/15/18 (b)(h)	685	686
Class KHP5, 6.3488% 1/15/18 (b)(h)	790	790
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(h)	1,885	1,807
Class 180B, 5.3979% 10/15/41 (b)(h)	750	724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $104,099)		101,085
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13	$ 3,645	$ 3,360
United Mexican States:
5.875% 1/15/14	3,025	2,934
6.75% 9/27/34	480	463
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,109)		6,757
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,136)	2,160	2,259
Fixed-Income Funds - 1.6%
	Shares
Fidelity Specialized High Income Central Investment Portfolio (i) (Cost $29,980)	300,135	29,071
Cash Equivalents - 3.2%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at:
5.3%, dated 6/30/06 due 7/3/06	$ 53,263	53,239
5.32%, dated 6/30/06 due 7/3/06 (l)	4,433	4,431
TOTAL CASH EQUIVALENTS (Cost $57,670)		57,670
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,887,107)		1,852,346
NET OTHER ASSETS - (1.9)%		(34,157)
NET ASSETS - 100%		$ 1,818,189
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34

	Oct. 2034	$ 900	$ 15
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	990	19
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 7.6913% 8/25/34	Sept. 2034	862	20
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanely ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	862	18
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	862	21
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	862	5
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	862	4
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 862	$ 5
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	800	7
Receive monthly notional amount multiplied by 1.65% and pay Goldman Sachs upon default event of Fieldstone Mortgage Investment Corp., par value of the notional amount of Fieldstone Mortgage Investment Corp. Series 2004-2 Class M5, 6.3413% 7/25/34	August 2034	633	5
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	862	9
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	120	1
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	634	3
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	197	0
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 3,070	$ 14
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,190	21
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	862	11
Receive quarterly notional amount multiplied by 2% and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 5 Index, par value of the proportional notional amount (f)	Dec. 2007	43,500	70
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	5,010	6
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	3,670	4
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	4,900	15
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,100	10
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14

	March 2011	$ 4,900	$ 24
Receive quarterly notional amount multiplied by .40% and pay Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 6 Index, par value of the proportional notional amount (g)	June 2011	26,800	(6)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	10,000	41
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	4,080	1
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	4,300	0
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	10,000	(65)
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	5,000	(9)
TOTAL CREDIT DEFAULT SWAPS		141,690	269
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	9,660	(480)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	$ 81,345	$ 84
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	90,000	(1,411)
TOTAL INTEREST RATE SWAPS		181,005	(1,807)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Bank of America	July 2006	5,200	(12)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	30,000	(27)
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	10,400	(82)
TOTAL TOTAL RETURN SWAPS		45,600	(121)
		$ 368,295	$ (1,659)
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $167,857,000 or 9.2% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,210,053.
(f) Dow Jones CDX N.A. Investment Grade 5 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 6 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l) Includes investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Specialized High Income Central Investment Portfolio	$ 1,476
Fidelity Ultra-Short Central Fund	15,658
Total	$ 17,134

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Investment Portfolio	$ 29,848	$ -	$ -	$ 29,071	14.3%
Fidelity Ultra-Short Central Fund	375,233	224,990	600,158	-	0.0%
Total	$ 405,081	$ 224,990	$ 600,158	$ 29,071
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,883,745,000. Net unrealized depreciation aggregated $31,399,000, of which $5,647,000 related to appreciated investment securities and $37,046,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006